Earnings per share (Tables)	9 Months Ended
Sep. 30, 2024
Earnings per share [abstract]
Schedule of Earnings per Share

	For the three months ended September 30,		For the nine months ended September 30,
	2024	2023	2024	2023
Basic earnings per share
Profit for the period attributable to equity owners of the parent (€m)	70.3	77.6	175.7	168.0
Weighted average Ordinary Shares and shares issuable solely after the passage of time in millions	161.4	170.3	162.5	172.8
Basic earnings per share	€0.44	€0.46	€1.08	€0.97

Schedule of Diluted Earnings per Share

	For the three months ended September 30,		For the nine months ended September 30,
	2024	2023	2024	2023
Diluted earnings per share
Profit for the period attributable to equity owners of the parent (€m)	70.3	77.6	175.7	168.0
Weighted average Ordinary Shares, shares issuable solely after the passage of time and potential ordinary shares in millions	161.5	170.3	162.7	172.9
Diluted earnings per share	€0.44	€0.46	€1.08	€0.97